As filed with the Securities and Exchange Commission on February 18, 2016

Registration Numbers: 333-57791; 811-08837

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 31

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34

THE SELECT SECTOR SPDR® TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-7037

Joshua A. Weinberg, Esq.

Vice President and Managing Counsel

SSGA Funds Management, Inc.

One Lincoln Street

Boston, Massachusetts 02111

(Name and Address of Agent for Service)

Copy to:

Leonard Mackey, Esq. Clifford Chance US LLP 31 West 52nd Street, New York, New York 10119

It is proposed that this filing will become effective:

☒ immediately upon filing pursuant to Rule 485, paragraph (b)

☐ on                      pursuant to Rule 485, paragraph (b)

☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐ on                      pursuant to Rule 485, paragraph (a)(1)

☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)

☐ on                      pursuant to Rule 485, paragraph (a)(2)

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Select Sector SPDR Trust, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on the 18th day of February, 2016.

THE SELECT SECTOR SPDR® TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Cheryl Burgermeister* Cheryl Burgermeister	Trustee	February 18, 2016

/s/ George R. Gaspari* George R. Gaspari	Trustee	February 18, 2016

/s/ Ashley T. Rabun* Ashley T. Rabun	Trustee	February 18, 2016

/s/ Ernest J. Scalberg* Ernest J. Scalberg	Trustee	February 18, 2016

/s/ R. Charles Tschampion* R. Charles Tschampion	Trustee	February 18, 2016

/s/ James E. Ross* James E. Ross	Trustee	February 18, 2016

/s/ Chad C. Hallett Chad C. Hallett	Treasurer and Principal Financial Officer	February 18, 2016

/s/ Ellen M. Needham Ellen M. Needham	President and Principal Executive Officer	February 18, 2016

*By:	/s/ Jesse D. Hallee
Jesse D. Hallee
As Attorney-in-Fact Pursuant to Power of Attorney

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase